Condensed Consolidated Statements of Income and Retained Earnings (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Details
Interest Income	$ 68,008,920	$ 58,680,422	$ 134,142,752	$ 117,774,030
Interest Expense	6,586,420	5,583,211	12,864,784	11,086,436
NET INTEREST INCOME	61,422,500	53,097,211	121,277,968	106,687,594
Provision for loan losses	15,599,679	7,539,369	32,056,528	14,133,331
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	45,822,821	45,557,842	89,221,440	92,554,263
NET INSURANCE INCOME
Premiums and Commissions	13,975,076	12,488,744	28,079,028	25,536,253
Insurance Claims and Expenses	3,794,878	3,915,137	9,217,137	8,119,671
Total Net Insurance Income	10,180,198	8,573,607	18,861,891	17,416,582
OTHER REVENUE	2,069,058	1,638,207	3,545,906	2,763,285
OTHER OPERATING EXPENSES:
Personnel Expense	30,106,868	28,239,753	58,225,832	57,389,413
Occupancy Expense	4,359,435	4,327,920	8,713,142	8,704,564
Other Expense	13,385,229	11,469,799	27,668,562	22,899,910
Operating Expenses, Total	47,851,532	44,037,472	94,607,536	88,993,887
INCOME BEFORE INCOME TAXES	10,220,545	11,732,184	17,021,701	23,740,243
Provision for Income Taxes	1,104,906	961,009	1,842,156	1,840,689
Net Income (Loss)	$ 9,115,639	$ 10,771,175	$ 15,179,545	$ 21,899,554
BASIC AND DILUTED EARNINGS PER SHARE
170,000 Shares Outstanding for All Periods (1,700 voting, 168,300 non-voting)	$ 53.62	$ 63.36	$ 89.29	$ 128.82